Schedule of Plant and Equipment Estimated Useful Lives (Details)	Sep. 30, 2025	Mar. 31, 2025
Computer Equipment and Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, estimated useful lives	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Plant [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, estimated useful lives	15 years	15 years
Plant [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, estimated useful lives	20 years	20 years